July 31, 2019

BNY MELLON ADVANTAGE FUNDS, INC.

– BNY Mellon Global Real Return Fund

Supplement to Summary Prospectus and Prospectus

Dated March 1, 2019

The following information supplements the information contained in "Annual Fund Operating Expenses," "Principal Investment Strategy" and "Principal Risks" in the summary prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, for so long as the fund invests in the subsidiary (described below), to waive the management fee it receives from the fund in the amount equal to the management fee paid to BNY Mellon Investment Adviser, Inc. by the subsidiary.

Effective on or about September 13, 2019, the fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities.  The subsidiary has the same investment objective, investment adviser and sub-investment adviser as the fund.

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Subsidiary risk.  To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund's investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund.  Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the prospectus and could negatively affect the fund and its shareholders.  There also may be federal income tax risks associated with the fund's investment in the subsidiary.

Tax risk.  As a regulated investment company, the fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund intends to achieve investment exposure to global commodity markets primarily by investing in the subsidiary and commodity-linked derivative instruments.  The tax treatment of some of the fund's commodity-linked positions and the fund's investment in the subsidiary may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service that could affect the character, timing or amount of the fund's taxable income or any gains and distributions made by the fund.

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The following information supplements and supersedes any contrary information contained in "Goal and Approach," "Investment Risks" and "Management" in the prospectus:

The fund may gain exposure to equity or fixed-income securities by investing in pooled investment vehicles, such as open-end and closed-end U.S. registered investment companies and exchange- traded funds (ETFs) and investment trusts which are similar to closed-end investment companies whose shares typically are traded on a foreign exchange.  Exposure to alternative strategies generally will be through the purchase of listed securities, and the fund also may invest in ETFs, which may or may not be registered under the Investment Company Act of 1940, as amended, to provide exposure to certain other asset classes.

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Effective on or about September 13, 2019, the fund also may gain investment exposure to global commodity markets through investments in GRR Commodity Fund Ltd., a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands.  The subsidiary has the same investment objective, investment adviser and sub-investment adviser as the fund.  The subsidiary principally invests directly in commodity-related instruments, including futures and options contracts and swap agreements that provide exposure to the commodity markets and pooled investment vehicles that invest in commodities.  The subsidiary also may invest in other instruments, including those serving as margin or collateral for its derivatives positions.  With respect to its investments, the subsidiary is generally subject to the same investment restrictions and limitations as the fund, except that the subsidiary may invest without limitation in commodity-related instruments.  The subsidiary also is subject to the fund's compliance program, to the extent the fund's policies and procedures apply to its investments and operations.  The fund and the subsidiary may test for compliance with applicable investment restrictions, such as capital structure and leverage requirements, on a consolidated basis and comply with investment policy disclosure requirements under the 1940 Act on a similar basis.  Investments in the subsidiary are intended to provide the fund with exposure to the returns of commodity markets within the limitations of the federal tax requirements that apply to the fund.  Neither the fund nor the subsidiary invests directly in physical commodities.  The fund may invest up to 25% of its total assets in the subsidiary.

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Pooled investment vehicles risk.  To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies or investment trusts, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein.  The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest.  When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF's shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally.  The fund will incur brokerage costs when purchasing and selling shares of ETFs.

Subsidiary risk.  To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund's investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund.  These risks are described elsewhere in the prospectus.  The subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, unless otherwise noted in the prospectus, is not subject to the investor protections of the 1940 Act.  As an investor in the subsidiary, the fund does not have all of the protections offered to investors by the 1940 Act.  The fund, however, wholly owns and controls the subsidiary, and the subsidiary is managed by the fund's investment adviser.  Changes in the laws of the United States and/or the Cayman Islands could prevent the fund or the subsidiary from operating as described in the prospectus and could negatively affect the fund and its shareholders.  For example, the Cayman Islands currently does not impose any income, corporate, capital gain or withholding taxes on the subsidiary.  If this were to change and the subsidiary was required to pay Cayman Island taxes, the investment returns of the fund would be adversely affected.

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Tax risk.  As a regulated investment company, the fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund intends to achieve exposure to global commodity markets primarily by investing in the subsidiary and commodity-linked derivative instruments.  The fund intends to take the position that income and gains from its investments in the subsidiary and certain commodity-linked structured notes will constitute "qualifying income," although the fund has not sought a legal opinion on this position.  However, the tax treatment of income from commodity-related investments and the fund's income from the subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the Internal Revenue Service (IRS) that could affect the character, timing and/or amount of the fund's taxable income or capital gains and distributions it makes, which would significantly adversely affect the returns to, and could cause losses for, fund shareholders.

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BNY Mellon Investment Adviser, Inc. (BNY Mellon Adviser) also is the investment adviser for the subsidiary and has engaged its affiliate, Newton Investment Management (North America) Limited (Newton), to serve as the subsidiary's sub-investment adviser.  Newton, subject to BNY Mellon Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the subsidiary's investments.  In managing the subsidiary's portfolio, BNY Mellon Adviser and Newton are generally subject to the same investment management policies and restrictions that apply to the management of the fund, except that the subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and other derivatives that provide exposure to the commodity markets and pooled investment vehicles that invest in commodities.  The subsidiary also will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the fund, to the extent the fund's policies and procedures apply to the subsidiary's investments and operations.  While the subsidiary has its own board responsible for overseeing the operations of the subsidiary, the fund's chief compliance officer oversees implementation of the subsidiary's policies and procedures and makes periodic reports to the fund's board regarding the subsidiary's compliance with its policies and procedures.  The subsidiary's advisory contracts will be subject to the same regulatory requirements applicable to the fund's contracts.  The subsidiary has agreed to pay BNY Mellon Adviser a management fee at the annual rate of .75% of the subsidiary's average daily net assets.  BNY Mellon Adviser has contractually agreed, for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to BNY Mellon Adviser by the subsidiary.  This undertaking may not be terminated unless BNY Mellon Adviser obtains the prior approval of the fund's board.  The subsidiary, like the fund, also will bear expenses incurred in connection with the custody, transfer agency, legal and audit services that it receives.  The subsidiary's financial statements will be consolidated with the fund's financial statements in the annual and semi-annual reports provided to shareholders.

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The fund's NAV is disclosed daily at www.bnymellonim.com/us and also is available by calling
1-800-373-9387.

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The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the fund's securities or passed upon the adequacy of the fund's prospectus.  Any representation to the contrary is a criminal offense.

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July 31, 2019

BNY MELLON ADVANTAGE FUNDS, INC.

– BNY Mellon Global Real Return Fund

Supplement to Statement of Additional Information

Dated September 28, 2018, as revised or amended, December 31, 2018,

January 30, 2019, March 1, 2019, April 1, 2019, May 1, 2019 and June 28, 2019

The following information supplements and supersedes any contrary information contained in the section in Part II of the Statement of Additional Information entitled "Investments, Investment Techniques and Risks":

BNY Mellon Global Real Return Fund.  Effective on or about September 13, 2019 (the "Effective Date"), the fund may invest in a wholly-owned and controlled subsidiary (the "Subsidiary") to gain indirect exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies.  The Subsidiary principally invests in commodity-related instruments, including futures and options contracts and swap agreements that provide exposure to the commodity markets and pooled investment vehicles that invest in commodities.  The Subsidiary also may invest in other instruments, including those serving as margin or collateral for the Subsidiary's derivatives positions.   The fund and the Subsidiary may test for compliance with applicable investment restrictions, such as capital structure and leverage requirements, on a consolidated basis and comply with investment policy disclosure requirements under the 1940 Act on a similar basis.  By investing in such a subsidiary, the fund is exposed to the risks associated with the Subsidiary's commodity-related securities and other instruments.  The fund may invest up to 25% of its assets in the Subsidiary.  The Subsidiary is managed by the Manager and sub-advised by Newton and has the same investment objective as the fund.

The custodian of the Subsidiary's assets is Citibank, N.A., located at 388 Greenwich Street, New York, New York 10013.  The custodian has no part in determining the investment policies of the Subsidiary or which securities are to be purchased or sold by the Subsidiary.  Pursuant to a custody agreement with the Subsidiary, the custodian holds the Subsidiary's investments and keeps all necessary accounts and records.  For its custody services, the custodian receives a monthly fee based on the market value of the Subsidiary's assets held in custody and receives certain securities transaction charges.

The fund also may invest in exchange-traded notes ("ETNs") and may seek to achieve investment exposure to commodity markets through commodity-related ETFs, ETNs and permissible derivative instruments, as well as through investments in the Subsidiary, as described in the prospectus.

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As of the Effective Date, the following information supplements and supersedes any contrary information contained in the section in Part II of the Statement of Additional Information entitled "Investment Restrictions - Nonfundamental Policies - Investing for Control":

The fund will not…

Invest in the securities of a company (for BNY Mellon Dynamic Total Return Fund and BNY Mellon Global Real Return Fund, other than their respective Subsidiary) for the purpose of exercising management or control, but the fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

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As of the Effective Date, the following information supplements the information contained in the section in Part III of the Statement of Additional Information entitled "Certain Material U.S. Federal Income Tax Considerations - Taxation of the Subsidiary":

BNY Mellon Global Real Return Fund has established and may invest in the Subsidiary.

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As of the Effective Date, the following information supplements the information contained in the section in Part III of the Statement of Additional Information entitled "Glossary - Subsidiary":

For BNY Mellon Dynamic Total Return Fund, the Subsidiary is DTR Commodity Fund Ltd., a company (1) organized under the laws of the Cayman Islands, (2) whose registered office is located at Maples Corporate Services Limited, P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands and (3) which is wholly-owned and controlled by BNY Mellon Dynamic Total Return Fund.

For BNY Mellon Global Real Return Fund, the Subsidiary is GRR Commodity Fund Ltd., a company (1) organized under the laws of the Cayman Islands, (2) whose registered office is located at Maples Corporate Services Limited, P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands and (3) which is wholly-owned and controlled by BNY Mellon Global Real Return Fund.

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